Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	43.42%	17.74%	13.65%
Wilshire U.S. Micro-Cap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	16.81%	4.49%	4.93%
Perkins Discovery Fund - Investor
Prospectus [Line Items]
Average Annual Return, Percent	19.19%	5.63%	7.03%
Perkins Discovery Fund - Investor | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	19.19%	4.22%	6.30%
Perkins Discovery Fund - Investor | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.36%	4.63%	5.82%